COMMON STOCK AND TREASURY STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
COMMON STOCK AND TREASURY STOCK

NOTE N – COMMON STOCK AND TREASURY STOCK

Common Stock

The Company is authorized to issue up to 35,000,000,000 shares of $0.0001 par value common stock, of which 18,499,705,254 and 17,403,876,165 shares were outstanding as of June 30, 2022 and December 31, 2021, respectively.

Issuances during the six months ended June 30, 2022:

On January 21, 2022, the Company issued 206,896,552 shares of common stock to a consultant for accrued consulting fees in connection with negotiating and arranging for the entry by the Company into a Mutual Release and Settlement Agreement with Y.A. Global Investments, LP dated July 19, 2021.

On January 21, 2022, the Company issued its sole officer and director, Lloyd Spencer, 428,571,428 shares of common stock for past due compensation in the amount of $150,000.

On February 14, 2022, the Company issued 83,333,334 shares of common stock to Salvum Corporationas per the terms of the Memorandum of Understanding to an Interim Joint Product Development and Sales Representation Agreement dated January 11, 2022 (see Note A, Production Agreement).

On February 14, 2022, the Company issued its sole officer and director, Lloyd Spencer, 30,000,000 shares of common stock as compensation for serving on the Board of Directors of CarbonMeta Research Ltd.

On February 14, 2022, the Company issued a total of 90,000,000 shares (30,000,000 shares each) of common stock to three other individuals as compensation for serving on the Board of Directors of CarbonMeta Research Ltd.

On February 17, 2022, the Company issued 160,000,000 shares of its common stock to Ecomena Limited (an entity located in the United Kingdom) pursuant to a License of Agreement dated December 2, 2021 between Ecomena Limited and CarbonMeta Technologies, Inc. (see Note A, License Agreements).

On March 7, 2022, the Company issued 33,000,000 shares of its common stock to Lloyd Spencer in connection with a $66,000 convertible note financing.

On March 21, 2022, the Company issued 27,500,000 shares of its common stock to Tangiers Investment Group, LLC in connection with a $55,000 convertible note financing.

On April 4, 2022, the Company issued 20,000,000 shares of its common stock to Bill Elder, a third-party contractor, as compensation for his business development services.

On May 10, 2022, the Company issued 16,527,775 shares of its common stock to MacRab, LLC in connection with a $33,056 convertible note financing.

Treasury Stock

As of June 30, 2022 and December 31, 2021, the Company held 188,181,000 and 188,181,000 shares of common stock in treasury, respectively.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE N – COMMON STOCK AND TREASURY STOCK

Common Stock

The Company is authorized to issue up to 35,000,000,000 shares of $0.0001 par value common stock, of which 17,403,876,165 and 13,513,561,065 shares were outstanding as of December 31, 2021 and 2020, respectively.

Issuances during the year ended December 31, 2021:

On March 9, 2021, the Company issued 7,500,000,000 shares of its common stock to its sole officer and director, Lloyd Spencer, as compensation for accrued wages of $750,000 for fiscal years 2016, 2017, 2018, 2019 and 2020.

On May 28, 2021, the Company issued 400,315,100 shares of common stock to a noteholder (Tangiers Investment Group, LLC) in satisfaction of $17,000 principal and $23,032 interest.

On June 4, 2021, the Company’s sole officer and director, Lloyd Spencer, returned 7,500,000,000 shares of common stock previously issued to Mr. Spencer on March 9, 2021 (see second preceding paragraph) for accrued compensation so that the shares may be used for future business transactions.

On August 10, 2021, the Company issued 250,000,000 shares of common stock to a noteholder (Y.A. Global Investments, LP) in satisfaction of $25,000 principal against a convertible note.

On September 14, 2021, the Company issued 250,000,000 shares of common stock to a noteholder (Tangiers Investment Group, LLC) in satisfaction of $25,000 principal against a convertible note.

On September 24, 2021, the Company issued 666,666,666 shares of common stock to a noteholder (YA Global Investments, LP) in satisfaction of $200,000 principal against a convertible note.

On September 27, 2021, the Company issued 666,666,666 shares of common stock to a noteholder (YA Global Investments, LP) in satisfaction of $200,000 principal against a convertible note.

On October 7, 2021, the Company issued 458,333,333 shares of common stock to a noteholder (YA Global Investments, LP) in satisfaction of $137,500 principal against a convertible note.

On October 13, 2021, the Company issued 458,333,335 shares of common stock to a noteholder (YA Global Investments, LP) in satisfaction of $137,500 principal against a convertible note.

On October 21, 2021, the Company issued 200,000,000 shares of common stock to an investor for shares purchased through the Company’s Regulation 1-A offering at $0.0005 per share.

On October 22, 2021, the Company issued 120,000,000 shares of common stock to an investor for shares purchased through the Company’s Regulation 1-A offering at $0.0005 per share.

On October 22, 2021, the Company issued 20,000,000 shares of common stock to an investor for shares purchased through the Company’s Regulation 1-A offering at $0.0005 per share.

On November 4, 2021, the Company issued 200,000,000 shares of common stock to an investor for shares purchased through the Company’s Regulation 1-A offering at $0.0005 per share.

On November 10, 2021, the Company issued 100,000,000 shares of common stock to an investor for shares purchased through the Company’s Regulation 1-A offering at $0.0005 per share.

On November 12, 2021, the Company issued 100,000,000 shares of common stock to an investor for shares purchased through the Company’s Regulation 1-A offering at $0.0005 per share.

Issuances during the year ended December 31, 2020:

None

Treasury Stock

As of December 31, 2021 and 2020, the Company held 188,181,000 shares of common stock in treasury.